SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Other Accounts Payables and Accruals) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued expenses	$ 3,249	$ 1,031
Employees payables	841	897
Other	33	43
Other accounts payables and accruals	$ 4,123	$ 1,971